Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUND FOR GROWTH & INCOME
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2012